EMPLOYEE BENEFIT LIABILITIES - Summary of Components of Net Benefit Expense Recognized in Income Statement and Funded Status and Amounts Recognized in Consolidated Balance Sheets (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	$ 442	$ 447	$ 519
Past service cost	0	48	0
Interest cost on benefit obligation	191	154	127
Net benefit cost	633	649	646
Actuarial (gain) / loss - experience	(195)	(263)	140
Actuarial (gain) / loss - demographic assumption	(89)	74	(23)
Actuarial (gain) / loss - financial assumption	(1,601)	(543)	(676)
Re-measuring gain/(loss) on defined benefit plans	(1,885)	(732)	(559)
Defined benefit obligation at January 1	8,896	9,854	11,300
Current service cost	442	447	519
Past service cost	0	48	0
Interest cost on benefit obligation	191	154	127
Benefits paid directly by our Company	(701)	(653)	(746)
Exchange differences	68	(222)	(787)
Defined benefit obligation at December 31	$ 7,011	$ 8,896	$ 9,854